UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06475

Strategic Global Income Fund, Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Item 1.  Schedule of Investments

Strategic Global Income Fund, Inc.

Industry diversification (unaudited)

As a percentage of net assets

As of February 28, 2014

Bonds
Corporate bonds
Aerospace & defense	0.06%
Automobiles	0.03
Building products	0.24
Capital markets	0.84
Chemicals	0.74
Commercial banks	9.66
Commercial services & supplies	0.11
Computers & peripherals	0.78
Construction materials	2.00
Consumer finance	2.19
Diversified financial services	6.87
Diversified telecommunication services	0.18
Electric utilities	0.24
Electrical equipment	0.01
Electronic equipment, instruments & components	0.03
Energy equipment & services	0.33
Entertainment	0.04
Food & staples retailing	0.22
Gas utilities	0.26
Health care providers & services	0.06
Health care technology	0.03
Hotels, restaurants & leisure	0.20
Independent power producers & energy traders	0.07
Insurance	1.93
Machinery	0.63
Media	1.21
Metals & mining	2.63

Oil, gas & consumable fuels	6.46
Paper & forest products	0.01
Real estate investment trust (REIT)	0.01
Road & rail	0.38
Specialty retail	0.04
Tobacco	0.25
Trading companies & distributors	0.34
Transportation infrastructure	1.37
Wireless telecommunication services	0.06

Total corporate bonds	40.51

Asset-backed securities	1.30
Collateralized debt obligations	4.92
Commercial mortgage-backed securities	6.62
Mortgage & agency debt securities	10.59
Municipal bonds	2.62
US government obligations	3.42
Non-US government obligations	23.95
Structured notes	2.55
Supranational bonds	1.46

Total bonds	97.94
Common stock	0.03
Short-term investment	1.63
Options purchased	0.16

Total investments	99.76
Cash and other assets, less liabilities	0.24

Net assets	100.00%

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

	Face amount		Value
Bonds — 97.94%
Corporate bonds — 40.51%
Australia — 0.49%
Sydney Airport Finance Co., Pty Ltd.,
8.000%, due 07/06/15	AUD	1,000,000	$940,778

Brazil — 1.79%
Caixa Economica Federal,
2.375%, due 11/06/17[1]		$1,050,000	992,250
Petrobras Global Finance BV,
4.375%, due 05/20/23		1,100,000	997,964
Petrobras International Finance Co.,
5.375%, due 01/27/21		1,000,000	1,002,800
6.750%, due 01/27/41		400,000	386,140
Vale Overseas Ltd.,
6.875%, due 11/21/36		50,000	53,716

			3,432,870

Canada — 0.04%
Teck Resources Ltd.,
6.250%, due 07/15/41		65,000	68,279

Cayman Islands — 0.29%
Transocean, Inc.,
6.800%, due 03/15/38		500,000	551,464

China — 0.57%
China Lesso Group Holdings Ltd.,
7.875%, due 05/13/16[2]		400,000	417,000
China Oil & Gas Group Ltd.,
5.250%, due 04/25/18[1]		400,000	403,000
China Shanshui Cement Group Ltd.,
10.500%, due 04/27/17[2]		260,000	278,850

			1,098,850

Croatia — 0.23%
Agrokor DD,
8.875%, due 02/01/20[1]		400,000	433,000

Czech Republic — 0.13%
EP Energy AS,
5.875%, due 11/01/19[1]	EUR	165,000	250,051

France — 1.30%
Credit Agricole SA,
7.875%, due 01/23/24[1,3,4]		$750,000	805,312
Reseau Ferre de France,
5.500%, due 12/01/21[2]	GBP	860,000	1,690,405

			2,495,717

Georgia — 0.20%
Georgian Railway JSC,
7.750%, due 07/11/22[2]		$350,000	375,375

Germany — 0.79%
Unitymedia KabelBW GmbH,
9.625%, due 12/01/19[2]	EUR	1,000,000	1,514,603

Indonesia — 0.52%
Pertamina Persero PT,
6.000%, due 05/03/42[2]		$1,150,000	1,001,938

Kazakhstan — 1.06%
Kazakhstan Temir Zholy Finance BV,
6.950%, due 07/10/42[2]		350,000	350,875

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

	Face amount		Value
Corporate bonds — (Continued)
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO,
6.250%, due 05/20/15[2]		$1,616,000	$1,676,600

			2,027,475

Luxembourg — 1.40%
ArcelorMittal,
5.000%, due 02/25/17		1,000,000	1,068,750
HeidelbergCement Finance SA,
8.500%, due 10/31/19[2]	EUR	800,000	1,422,261
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20		$125,000	135,937
Wind Acquisition Finance SA,
11.750%, due 07/15/17[1]		50,000	52,938

			2,679,886

Mexico — 1.11%
Cemex SAB de CV,
5.875%, due 03/25/19[1]		350,000	360,500
9.000%, due 01/11/18[1]		1,630,000	1,776,700

			2,137,200

Netherlands — 2.07%
EDP Finance BV,
4.900%, due 10/01/19[1]		1,400,000	1,466,500
6.000%, due 02/02/18[1]		1,000,000	1,085,000
LyondellBasell Industries NV,
6.000%, due 11/15/21		1,200,000	1,414,045

			3,965,545

Norway — 1.75%
Eksportfinans ASA,
1.600%, due 03/20/14	JPY	152,000,000	1,491,633
5.500%, due 06/26/17		$1,750,000	1,859,375

			3,351,008

Russia — 2.39%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.750%, due 05/29/18[2]		1,900,000	2,123,250
VEB Finance Ltd.,
6.800%, due 11/22/25[2]		900,000	938,250
VTB Capital SA,
6.950%, due 10/17/22[2]		1,500,000	1,518,750

			4,580,250

South Africa — 0.25%
Eskom Holdings SOC Ltd.,
6.750%, due 08/06/23[2]		450,000	470,250

Spain — 0.38%
BBVA US Senior SAU,
4.664%, due 10/09/15		700,000	733,460

Turkey — 0.84%
Turkiye Halk Bankasi AS,
3.875%, due 02/05/20[2]		1,800,000	1,615,500

Ukraine — 0.41%
Naftogaz Ukraine,
9.500%, due 09/30/14		880,000	789,800

United Kingdom — 4.17%
Barclays Bank PLC,
5.140%, due 10/14/20		1,000,000	1,082,667

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

	Face amount		Value
Corporate bonds — (Continued)
Lloyds Bank PLC,
6.500%, due 03/24/20[2]	EUR	900,000	$1,482,383
11.875%, due 12/16/21[2,3]		1,000,000	1,734,347
Royal Bank of Scotland Group PLC,
6.100%, due 06/10/23		$2,010,000	2,086,064
Wellcome Trust Finance PLC,
4.750%, due 05/28/21	GBP	860,000	1,604,897

			7,990,358

United States — 17.91%
21st Century Fox America, Inc.,
6.200%, due 12/15/34		$65,000	75,405
Allstate Corp.,
5.750%, due 08/15/53[3]		780,000	811,278
Ally Financial, Inc.,
3.500%, due 01/27/19		550,000	554,125
6.250%, due 12/01/17		450,000	506,250
Altria Group, Inc.,
9.950%, due 11/10/38		161,000	255,363
Anadarko Petroleum Corp.,
6.450%, due 09/15/36		500,000	593,045
Bank of America Corp.,
4.625%, due 09/14/18	EUR	1,300,000	1,968,900
Barrick North America Finance LLC,
5.750%, due 05/01/43		$1,015,000	995,709
BE Aerospace, Inc.,
6.875%, due 10/01/20		100,000	109,750
Berry Petroleum Co. LLC,
6.750%, due 11/01/20		50,000	52,875
Burlington Coat Factory Warehouse Corp.,
10.000%, due 02/15/19		25,000	27,812
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17		1,025,000	1,200,531
CDW LLC,
8.500%, due 04/01/19		50,000	55,000
Chrysler Group LLC,
8.000%, due 06/15/19		55,000	60,500
CIT Group, Inc.,
5.000%, due 08/15/22		1,825,000	1,916,250
Citigroup, Inc.,
0.962%, due 05/31/17[3]	EUR	1,900,000	2,568,414
Series D,
5.350%, due 05/15/23[3,4]		$1,170,000	1,096,875
5.500%, due 09/13/25		1,000,000	1,077,921
Coleman Cable, Inc.,
9.000%, due 02/15/18		15,000	15,712
Comcast Corp.,
6.950%, due 08/15/37		100,000	129,947
Denbury Resources, Inc.,
8.250%, due 02/15/20		100,000	109,375
Diamond Resorts Corp.,
12.000%, due 08/15/18		65,000	71,500
DirecTV Holdings LLC,
6.000%, due 08/15/40		160,000	166,141
DISH DBS Corp.,
7.875%, due 09/01/19		200,000	235,000

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

	Face amount	Value
Corporate bonds — (Continued)
El Paso LLC,
7.000%, due 06/15/17	$1,500,000	$1,696,036
7.250%, due 06/01/18	1,000,000	1,141,455
Energy Transfer Partners LP,
7.500%, due 07/01/38	1,000,000	1,222,052
ExamWorks Group, Inc.,
9.000%, due 07/15/19	80,000	88,000
Felcor Lodging LP,
6.750%, due 06/01/19	25,000	26,875
Fidelity National Financial, Inc.,
5.500%, due 09/01/22	340,000	361,056
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20	1,000,000	1,266,652
Frontier Communications Corp.,
8.500%, due 04/15/20	100,000	115,500
9.000%, due 08/15/31	60,000	62,700
General Electric Capital Corp.,
Series C,
5.250%, due 06/15/23[3,4]	850,000	836,187
General Motors Financial Co., Inc.,
4.750%, due 08/15/17	1,740,000	1,881,810
Glencore Funding LLC,
2.500%, due 01/15/19[1]	1,190,000	1,170,946
HCA, Inc.,
5.875%, due 03/15/22	25,000	27,312
Hiland Partners LP,
7.250%, due 10/01/20[1]	200,000	216,000
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	75,000	87,187
Key Energy Services, Inc.,
6.750%, due 03/01/21	75,000	78,562
Kinder Morgan Energy Partners LP,
6.500%, due 09/01/39	85,000	95,737
Level 3 Financing, Inc.,
8.625%, due 07/15/20	25,000	28,094
Liberty Mutual Group, Inc.,
10.750%, due 06/15/58[1,3]	35,000	53,025
Linn Energy LLC,
8.625%, due 04/15/20	100,000	109,000
McClatchy Co.,
9.000%, due 12/15/22	25,000	28,594
MedAssets, Inc.,
8.000%, due 11/15/18	50,000	53,813
Mercer International, Inc.,
9.500%, due 12/01/17	25,000	27,250
MetLife, Inc.,
6.400%, due 12/15/36	900,000	938,700
Niska Gas Storage US LLC,
8.875%, due 03/15/18	40,000	41,800
NRG Energy, Inc.,
8.250%, due 09/01/20	125,000	138,750
Owens Corning,
6.500%, due 12/01/16	36,000	40,035
Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	45,000	48,375
Plains Exploration & Production Co.,
6.875%, due 02/15/23	400,000	446,000

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

	Face amount	Value
Corporate bonds — (Concluded)
Prudential Financial, Inc.,
5.200%, due 03/15/44[3]	$520,000	$514,800
Regions Bank,
7.500%, due 05/15/18	500,000	595,330
Reynolds American, Inc.,
6.150%, due 09/15/43	200,000	225,666
Royal Caribbean Cruises Ltd.,
7.250%, due 06/15/16	225,000	252,563
7.500%, due 10/15/27	125,000	137,500
Sabine Pass Liquefaction LLC,
6.250%, due 03/15/22[1]	280,000	289,800
Seagate HDD Cayman,
3.750%, due 11/15/18[1]	1,450,000	1,497,125
Sprint Communications, Inc.,
9.000%, due 11/15/18[1]	25,000	30,625
9.125%, due 03/01/17	25,000	29,563
SquareTwo Financial Corp.,
11.625%, due 04/01/17	200,000	203,000
Suburban Propane Partners LP,
7.500%, due 10/01/18	84,000	89,460
Time Warner Cable, Inc.,
6.550%, due 05/01/37	145,000	168,007
Valero Energy Corp.,
6.625%, due 06/15/37	160,000	190,642
7.500%, due 04/15/32	750,000	947,005
Wells Fargo Capital X,
5.950%, due 12/15/36	600,000	601,500
WESCO Distribution, Inc.,
5.375%, due 12/15/21[1]	550,000	559,625
XL Group PLC,
Series E,
6.500%, due 04/15/17[3,4]	1,040,000	1,025,700

		34,339,092

Venezuela — 0.42%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[1]	1,000,000	802,500

Total corporate bonds (cost $76,827,698)		77,645,249

Asset-backed securities — 1.30%
Cayman Islands — 0.68%
CIFC Funding Ltd.,
Series 2014-1A, Class C,
2.958%, due 04/18/25[1,3,5]	525,000	518,228
Fortress Credit BSL II Ltd.,
Series 2013-2A, Class C,
3.115%, due 10/19/25[1,3]	800,000	789,999

		1,308,227

United States — 0.62%
Capital Auto Receivables Asset Trust,
Series 2013-3, Class C,
2.790%, due 10/22/18	650,000	658,862
Series 2014-1, Class D,
3.390%, due 07/22/19	525,000	528,745

		1,187,607

Total asset-backed securities (cost $2,476,019)		2,495,834

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

	Face amount		Value
Collateralized debt obligations — 4.92%
United Kingdom — 1.10%
Boyne Valley CLO BV,
Series 1X, Class F,
2.851%, due 02/12/22[2,3]	EUR	1,700,000	$727,418
Cadogan Square CLO BV,
Series 2X, Class M,
6.390%, due 08/12/22[2,3]		2,000,000	1,380,300

			2,107,718

United States — 3.82%
Apidos XIV CLO,
Series 2013-14A, Class C1,
3.089%, due 04/15/25[1,3]		$700,000	687,750
Ares XXVII CLO Ltd.,
Series 2013-2A, Class C,
2.985%, due 07/28/25[1,3]		500,000	491,250
BlueMountain CLO Ltd.,
Series 2013-1A, Class B,
2.886%, due 05/15/25[1,3]		1,100,000	1,079,760
Series 2013-4A, Class C,
2.889%, due 04/15/25[1,3]		1,150,000	1,119,640
Denali Capital CLO X,
Series 2013-1A, Class A3L,
3.139%, due 04/28/25[1,3]		900,000	877,500
Galaxy CLO Ltd.,
Series 2013-16A, Class C,
2.838%, due 11/16/25[1,3]		500,000	487,500
Series 2013-15A, Class C,
2.839%, due 04/15/25[1,3]		700,000	682,500
KKR Financial CLO Trust,
Series 2013-1A, Class B,
2.839%, due 07/15/25[1,3]		700,000	664,650
Marathon CLO Ltd.,
Series 2013-5A, Class A2A,
2.584%, due 02/21/25[1,3]		1,000,000	992,338
Octagon Investment Partners XVIII CLO Ltd.,
Series 2013-1A, Class B,
2.987%, due 12/16/24[1,3]		250,000	244,744

			7,327,632

Total collateralized debt obligations (cost $8,874,190)			9,435,350

Commercial mortgage-backed securities — 6.62%
United States — 6.62%
Americold 2010 LLC Trust,
Series 2010-ARTA, Class C,
6.811%, due 01/14/29[1]		1,225,000	1,400,794
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class E,
2.755%, due 09/15/26[1,3]		600,000	601,693
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.205%, due 08/15/26[1,3]		500,000	500,295
COBALT Commercial Mortgage Trust,
Series 2007-C3, Class AM,
5.770%, due 05/15/46[3]		500,000	547,146

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

	Face amount	Value
Commercial mortgage-backed securities — (Concluded)
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B,
6.009%, due 12/10/49[3]	$400,000	$446,028
Commercial Mortgage Pass Through Certificates,
Series 2013-FL3, Class MMHP,
3.600%, due 10/13/28[1,3]	900,000	909,872
Extended Stay America Trust,
Series 2013-ESH7, Class B7,
3.604%, due 12/05/31[1]	1,000,000	1,007,156
FREMF Mortgage Trust,
Series 2013-KF02, Class B,
3.158%, due 12/25/15[1,3]	869,074	879,219
GS Mortgage Securities Corp. II,
Series 2013-KYO, Class D,
2.757%, due 11/08/29[1,3]	750,000	750,026
GS Mortgage Securities Corp. Trust,
Series 2012-SHOP, Class B,
3.311%, due 06/05/31[1]	600,000	611,230
Hilton USA Trust,
Series 2013-HLT, Class DFX,
4.407%, due 11/05/30[1]	1,000,000	1,023,456
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-JWRZ, Class D,
3.144%, due 04/15/30[1,3]	750,000	749,672
Madison Avenue Trust,
Series 2013-650M, Class D,
4.034%, due 10/12/32[1,3]	350,000	346,367
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class B,
3.769%, due 02/15/46	350,000	336,529
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.806%, due 08/12/45[1,3]	650,000	716,259
NLY Commercial Mortgage Trust,
Series 2014-FL1, Class B,
1.909%, due 11/15/30[1,3]	400,000	401,019
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class A4,
5.934%, due 02/15/51[3]	400,000	441,365
Wells Fargo Commercial Mortgage Trust,
Series 2013-120B, Class C,
2.710%, due 03/18/28[1,3]	1,100,000	1,021,129

Total commercial mortgage-backed securities (cost $12,655,657)		12,689,255

Mortgage & agency debt securities — 10.59%
United States — 10.59%
Federal Home Loan Mortgage Corp. REMIC, IO,[6]
3.000%, due 05/15/27	5,184,542	590,535
3.500%, due 10/15/42	2,880,865	673,762

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

	Face amount	Value
Mortgage & agency debt securities — (Concluded)
Federal National Mortgage Association REMIC, IO,[6]
Series 2013-15, Class IO,
2.500%, due 03/25/28	$6,214,607	$648,018
Series 2013-64, Class LI,
3.000%, due 06/25/33	5,324,955	895,414
Series 2011-91, Class EI,
3.500%, due 08/25/26	4,671,176	534,453
Series 2012-146, Class IO,
3.500%, due 01/25/43	1,767,686	413,770
Series 2012-146, Class LI,
4.500%, due 10/25/41	1,878,315	351,757
Government National Mortgage Association Pools, G2 MA0022,
3.500%, due 04/20/42	8,348,428	8,611,610
Government National Mortgage Association, IO,
Series 2013-22, Class IO,
3.000%, due 02/20/43	6,397,622	1,310,620
Series 2012-26, Class GI,
3.500%, due 02/20/27	4,048,647	490,291
Series 2012-16, Class AI,
3.500%, due 10/20/38	3,883,344	570,674
Series 2013-53, Class OI,
3.500%, due 04/20/43	4,615,110	893,430
JP Morgan Alternative Loan Trust,
Series 2006-A5, Class 2A6,
3.625%, due 10/25/36[3]	5,606,172	3,081,724
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-8, Class 4A3,
5.227%, due 09/25/36[3]	1,456,512	1,241,509

Total mortgage & agency debt securities (cost $21,505,013)		20,307,567

Municipal bonds — 2.62%
State of California, General Obligation Bonds,
7.300%, due 10/01/39	300,000	403,809
7.550%, due 04/01/39	1,625,000	2,263,690
State of Illinois, General Obligation Bonds,
5.877%, due 03/01/19	2,100,000	2,352,168

Total municipal bonds (cost $4,806,823)		5,019,667

US government obligations — 3.42%
US Treasury Bonds,
3.625%, due 08/15/43[7]	1,000,000	1,006,562
US Treasury Inflation Indexed Notes (TIPS),
0.125%, due 01/15/22	1,544,505	1,531,111
US Treasury Notes,
1.625%, due 11/15/22[7]	4,315,000	4,019,690

Total US government obligations (cost $6,877,385)		6,557,363

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

	Face amount		Value
Non-US government obligations — 23.95%
Argentina — 0.63%
Republic of Argentina,
0.000%, due 12/15/35[8]		$3,200,825	$256,066
0.000%, due 12/15/35[8]		11,700,000	947,700

			1,203,766

Australia — 1.27%
Queensland Treasury Corp.,
6.000%, due 02/21/18	AUD	2,500,000	2,441,412

Austria — 0.72%
Republic of Austria,
3.400%, due 11/22/22[1,2]	EUR	885,000	1,381,346

Belarus — 1.22%
Republic of Belarus,
8.750%, due 08/03/15[2]		$2,325,000	2,342,437

Belgium — 1.52%
Kingdom of Belgium,
4.000%, due 03/28/22	EUR	1,650,000	2,644,855
4.000%, due 03/28/32[2]		165,000	261,169

			2,906,024

Brazil — 2.44%
Banco Nacional de Desenvolvimento Economico e Social,
3.375%, due 09/26/16[1]		$550,000	560,312
Federative Republic of Brazil,
6.000%, due 08/15/50[9]	BRL	4,000,000	3,702,863
Letras do Tesouro Nacional,
6.235%, due 04/01/14[10]		990,000	418,819

			4,681,994

China — 0.28%
China Government Bond,
2.480%, due 12/01/20	CNY	3,500,000	528,246

Costa Rica — 0.41%
Banco Nacional de Costa Rica,
4.875%, due 11/01/18[1]		$800,000	790,000

France — 1.68%
Government of France,
1.000%, due 05/25/18	EUR	730,000	1,017,282
3.500%, due 04/25/26		720,000	1,102,400
3.750%, due 10/25/19		700,000	1,104,997

			3,224,679

Gabon — 0.16%
Gabonese Republic,
6.375%, due 12/12/24[1]		$300,000	306,000

Germany — 2.54%
Bundesrepublik Deutschland,
2.250%, due 09/04/20	EUR	1,930,000	2,884,476
4.750%, due 07/04/28		320,000	585,866
Kreditanstalt fuer Wiederaufbau,
5.050%, due 02/04/25	CAD	1,350,000	1,398,194

			4,868,536

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

	Face amount		Value
Non-US government obligations — (Continued)
Ghana — 0.38%
Republic of Ghana,
7.875%, due 08/07/23[1]		$232,364	$214,937
8.500%, due 10/04/17[2]		496,000	510,260

			725,197

Greece — 0.56%
Hellenic Republic,
2.000%, due 02/24/24[2,11]	EUR	230,000	231,937
2.000%, due 02/24/26[2,11]		870,000	834,398

			1,066,335

Hungary — 0.12%
Government of Hungary,
7.625%, due 03/29/41		$200,000	226,000

Ireland — 0.82%
Government of Ireland,
3.900%, due 03/20/23	EUR	1,050,000	1,568,339

Italy — 2.58%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/17[2,9]		771,939	1,108,021
2.100%, due 09/15/21[2,9]		1,022,575	1,425,547
3.750%, due 08/01/15		1,150,000	1,654,305
4.250%, due 09/01/19		500,000	759,787

			4,947,660

Mexico — 0.80%
Mexican Udibonos,
4.000%, due 11/15/40[9]	MXN	19,600,982	1,542,605

Netherlands — 0.42%
Government of the Netherlands,
1.250%, due 01/15/18[1,2]	EUR	565,000	800,138

Nigeria — 0.01%
Nigeria Treasury Bills,
11.788%, due 04/10/14[10]	NGN	4,500,000	26,927

Poland — 0.50%
Republic of Poland,
5.750%, due 04/25/14	PLN	2,900,000	965,959

Russia — 0.67%
Russian Federation,
7.000%, due 01/25/23	RUB	49,900,000	1,288,952

Spain — 1.75%
Kingdom of Spain,
4.200%, due 01/31/37	EUR	840,000	1,146,165
4.400%, due 10/31/23[1,2]		720,000	1,071,513
5.850%, due 01/31/22		695,000	1,142,229

			3,359,907

Sweden — 0.88%
Kommuninvest I Sverige AB,
4.000%, due 08/12/17	SEK	10,000,000	1,679,287

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

	Face amount		Value
Non-US government obligations — (Concluded)
United Kingdom — 0.37%
United Kingdom Gilt,
1.250%, due 07/22/18[2]	GBP	425,000	$700,012

Venezuela — 1.22%
Republic of Venezuela,
8.250%, due 10/13/24[2]		$3,500,000	2,336,250

Total Non-US government obligations (cost $47,101,387)			45,908,008

Structured notes — 2.55%
Ghana — 0.54%
Standard Chartered Bank,
23.000%, due 08/21/17[1] (linked to Ghana Government Bonds, 23.000%, due 08/21/17)		2,800,000	1,032,891

India — 2.01%
Standard Chartered Bank,
8.130%, due 09/23/22[1] (linked to Indian Government Bonds, 8.130%, due 09/23/22)		4,828,773	3,864,284

Total structured notes (cost $6,588,033)			4,897,175

Supranational bonds — 1.46%
EUROFIMA,
6.250%, due 12/28/18[2]	AUD	1,405,000	1,378,953
European Investment Bank,
6.500%, due 08/07/19		1,425,000	1,417,568

Total supranational bonds (cost $3,262,962)			2,796,521

Total bonds (cost $190,975,167)			187,751,989

	Shares
Common stock — 0.03%
United States — 0.03%
WMI Holdings Corp.* (cost $10,890)		19,801	54,255

Short-term investment — 1.63%
Investment company — 1.63%
UBS Cash Management Prime Relationship Fund[12] (cost $3,116,624)		3,116,624	3,116,624

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

	Number of contracts		Value
Options purchased — 0.16%
Put options — 0.14%
3 Year Euro-Dollar Midcurve, strike @ USD 99.6250, expires April 2014		$854	$5,338
3 Year Euro-Dollar Midcurve, strike @ USD 97.7500, expires June 2016		155	115,281
30 Year US Treasury Bonds, strike @ USD 130.0000, expires May 2014		34	27,094
90 Day Euro-Dollar Time Deposit, strike @ USD 99.2500, expires March 2015		550	72,187

	Face amount covered by contracts
Foreign Exchange Option, Buy EUR/BRL, strike @ BRL 2.8000, expires June 2014, counterparty: BB	EUR	950,000	111
Foreign Exchange Option, Buy USD/BRL, strike @ BRL 2.3150, expires March 2014, counterparty: DB		$670,000	3,310
Foreign Exchange Option, Buy USD/BRL, strike @ BRL 2.3500, expires March 2014, counterparty: GSI		820,000	10,057
Foreign Exchange Option, Buy USD/BRL, strike @ BRL 2.3600, expires March 2014, counterparty: DB		680,000	10,384
Foreign Exchange Option, Buy USD/BRL, strike @ BRL 1.9000, expires April 2014, counterparty: GSI		1,830,000	0
Foreign Exchange Option, Buy USD/BRL, strike @ BRL 2.3750, expires April 2014, counterparty: CSI		470,000	9,483
Foreign Exchange Option, Buy USD/BRL, strike @ BRL 2.0300, expires June 2014, counterparty: MLI		750,000	24
Foreign Exchange Option, Buy USD/BRL, strike @ BRL 2.0300, expires June 2014, counterparty: GSI		500,000	18
Foreign Exchange Option, Buy USD/CLP, strike @ CLP 550.0000, expires March 2014, counterparty: CSI		670,000	2,061
Foreign Exchange Option, Buy USD/CLP, strike @ CLP 552.0000, expires March 2014, counterparty: DB		270,000	1,082
Foreign Exchange Option, Buy USD/CLP, strike @ CLP 548.0000, expires April 2014, counterparty: MLI		680,000	4,012
Foreign Exchange Option, Buy USD/RUB, strike @ RUB 35.7000, expires March 2014, counterparty: CSI		675,000	4,178
Foreign Exchange Option, Buy USD/TRY, strike @ TRY 2.2000, expires March 2014, counterparty: DB		400,000	3,192
Foreign Exchange Option, Buy USD/TRY, strike @ TRY 2.1900, expires March 2014, counterparty: GSI		680,000	5,277
Foreign Exchange Option, Buy USD/TRY, strike @ TRY 1.9200, expires June 2014, counterparty: BB		1,360,000	56

			273,145

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

	Notional Amount	Value
Options purchased on interest rate swaps — 0.02%[5]
Expiring 11/02/15. If option exercised the Fund pays semi-annually 6.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB	$14,000,000	$28,418

Total options purchased (cost $1,225,756)		301,563

Total investments — 99.76% (cost $195,328,437)[13]		191,224,431
Cash and other assets, less liabilities: 0.24%		455,556

Net assets — 100.00%		$191,679,987

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$6,951,959
Gross unrealized depreciation	(11,055,965)

Net unrealized depreciation of investments	$(4,104,006)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	BRL	1,105,000	USD	450,671	03/18/14	$(18,698)
BB	MXN	20,867,000	USD	1,610,667	03/18/14	38,830
BB	USD	851,443	BRL	1,943,000	06/10/14	(44,528)
BB	USD	41,322	BRL	100,000	06/10/14	207
BB	USD	15,957	HUF	3,510,000	03/18/14	(339)
BB	USD	91,340	KRW	96,486,600	03/18/14	(1,029)
CSI	BRL	10,762,275	USD	4,531,293	03/18/14	(40,177)
CSI	CLP	319,095,000	USD	576,161	03/18/14	6,263
CSI	INR	17,770,000	USD	283,424	03/18/14	(2,273)
CSI	USD	722,140	BRL	1,714,000	03/18/14	5,912
CSI	USD	103,419	BRL	245,000	04/04/14	146
CSI	USD	172,295	CLP	96,993,000	04/04/14	576
DB	IDR	4,476,440,000	USD	363,938	03/18/14	(20,718)
DB	MXN	1,976,000	USD	148,679	03/06/14	(308)
DB	TRY	388,000	USD	176,372	03/06/14	934
DB	TRY	835,870	USD	395,209	03/18/14	18,669
DB	USD	208,055	BRL	498,000	03/06/14	4,212
DB	USD	103,245	BRL	245,000	04/04/14	321
DB	USD	594,993	CLP	319,095,000	03/18/14	(25,096)
DB	USD	34,458	CLP	19,481,000	04/04/14	263
DB	USD	355,325	MXN	4,719,000	03/06/14	480
DB	USD	40,277	TRY	89,000	03/06/14	(35)
DB	USD	135,073	TRY	299,000	03/06/14	123
DB	USD	387,366	TRY	800,000	03/18/14	(26,985)
GSI	BRL	2,043,000	USD	847,191	06/10/14	(1,254)
GSI	RUB	53,230,000	USD	1,500,832	03/18/14	26,343
GSI	USD	373,128	IDR	4,539,100,000	03/18/14	16,912
GSI	USD	1,075,973	INR	66,890,000	03/18/14	(548)
GSI	USD	18,383	TWD	540,000	03/18/14	(553)
JPMCB	AUD	5,335,000	USD	4,729,088	04/22/14	(15,452)
JPMCB	EUR	550,000	USD	747,646	04/22/14	(11,507)
JPMCB	NOK	2,320,000	USD	376,930	04/22/14	(8,877)
JPMCB	SEK	13,290,000	USD	2,047,849	04/22/14	(23,219)
JPMCB	USD	3,964,984	CAD	4,345,000	04/22/14	(45,768)
JPMCB	USD	1,103,724	DKK	6,050,000	04/22/14	15,775
JPMCB	USD	1,183,185	EUR	870,000	04/22/14	17,657
JPMCB	USD	3,415,346	GBP	2,090,000	04/22/14	83,136
RBS	USD	14,104,135	JPY	1,473,600,000	04/22/14	379,414

Net unrealized appreciation on forward foreign currency contracts						$328,809

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 48 contracts (USD)	June 2014	$6,386,917	$6,387,000	$83
US Ultra Bond Futures, 8 contracts (USD)	June 2014	1,147,885	1,148,750	865
5 Year US Treasury Notes, 21 contracts (USD)	June 2014	2,515,367	2,517,047	1,680
US Treasury futures sell contracts:
US Long Bond, 60 contracts (USD)	June 2014	(7,986,020)	(7,983,750)	2,270
US Ultra Bond Futures, 8 contracts (USD)	June 2014	(1,140,683)	(1,148,750)	(8,067)
10 Year US Treasury Notes, 108 contracts (USD)	June 2014	(13,431,350)	(13,449,375)	(18,025)
Interest rate futures sell contracts:
90 Day Euro-Dollar Time Deposit, 500 contracts (USD)	December 2015	(123,760,750)	(123,812,500)	(51,750)

Net unrealized depreciation on futures contracts				$(72,944)

Options written

Call option	Expiration date	Premiums received	Value
3 Year Euro-Dollar Midcurve, 155 contracts, strike @ USD 98.7500	June 2016	$125,995	$(157,906)
Put options
3 Year Euro-Dollar Midcurve, 854 contracts, strike @ USD 99.5000	April 2014	7,686	(5,338)
3 Year Euro-Dollar Midcurve, 155 contracts, strike @ USD 96.7500	June 2016	124,307	(57,156)
30 Year US Treasury Bonds, 34 contracts, strike @ USD 135.0000	May 2014	36,066	(38,781)
90 Day Euro-Dollar Time Deposit, 550 contracts, strike @ USD 98.2500	March 2015	142,450	(17,188)
Foreign Exchange Option, Sell EUR/BRL, EUR 950,000 face amount covered by contracts, strike @ BRL 2.6000, counterparty: BB	June 2014	8,086	(1)
Foreign Exchange Option, Sell USD/BRL, USD 670,000 face amount covered by contracts, strike @ BRL 2.2950, counterparty: DB	March 2014	1,273	(1,273)
Foreign Exchange Option, Sell USD/BRL, USD 820,000 face amount covered by contracts, strike @ BRL 2.3400, counterparty: GSI	March 2014	3,083	(7,969)
Foreign Exchange Option, Sell USD/BRL, USD 680,000 face amount covered by contracts, strike @ BRL 2.3400, counterparty: DB	March 2014	2,972	(6,858)
Foreign Exchange Option, Sell USD/BRL, USD 1,830,000 face amount covered by contracts, strike @ BRL 1.8000, counterparty: GSI	April 2014	4,850	0
Foreign Exchange Option, Sell USD/BRL, USD 1,500,000 face amount covered by contracts, strike @ BRL 1.9600, counterparty: MLI	June 2014	6,757	(5)
Foreign Exchange Option, Sell USD/BRL, USD 1,000,000 face amount covered by contracts, strike @ BRL 1.9600, counterparty: GSI	June 2014	4,952	(4)
Foreign Exchange Option, Sell USD/CLP, USD 270,000 face amount covered by contracts, strike @ CLP 555.0000, counterparty: CSI	March 2014	2,896	(1,588)
Foreign Exchange Option, Sell USD/CLP, USD 340,000 face amount covered by contracts, strike @ CLP 555.0000, counterparty: MLI	April 2014	3,902	(3,514)
Foreign Exchange Option, Sell USD/RUB, USD 337,500 face amount covered by contracts, strike @ RUB 36.0000, counterparty: CSI	March 2014	3,017	(3,462)
Foreign Exchange Option, Sell USD/TRY, USD 680,000 face amount covered by contracts, strike @ TRY 1.9800, counterparty: BB	June 2014	21,488	(143)

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

	Expiration date	Premiums received	Value
Options written — (Concluded)
Options written on interest rate swaps[5]
If option exercised the Fund receives quarterly floating 3 month EURIBOR and pays annually 1.825%. Underlying interest rate swap terminating 12/10/15. European style. counterparty: BB, Notional Amount EUR 48,000,000	December 2014	$270,235	$(975,563)
If option exercised the Fund receives semi-annually 7.250% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. counterparty: DB, Notional Amount USD 14,000,000	November 2015	257,600	(7,842)
If option exercised the Fund receives semi-annually 8.760% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. counterparty: DB, Notional Amount USD 14,000,000	November 2015	166,600	(2,004)
Options written on credit default swaps on credit indices[5]
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 21 Index and Fund pays quarterly fixed rate of 5.000%. Underlying credit default swap terminating 12/20/18. European style. counterparty: MLI, Notional Amount USD 30,000,000	March 2014	183,000	(103,526)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 21 Index and Fund pays quarterly fixed rate of 5.000%. Underlying credit default swap terminating 12/20/18. European style. counterparty: MLI, Notional Amount USD 30,000,000	June 2014	375,000	(304,562)

Total options written		$1,752,215	$(1,694,683)

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

Written options activity for the period ended February 28, 2014 was as follows:

	Number of contracts	Premiums received
Options outstanding at November 30, 2013	2,230	$776,064
Options written	4,928	482,349
Options terminated in closing purchase transactions	(5,410)	(821,909)
Options expired prior to exercise	—	—

Options outstanding at February 28, 2014	1,748	$436,504

Swaptions and foreign exchange written options activity for the period ended February 28, 2014 was as follows:

Premiums received
Swaptions & foreign exchange options outstanding at November 30, 2013	$1,694,361
Swaptions & foreign exchange options written	594,164
Swaptions & foreign exchange options terminated in closing purchase transactions	(972,814)
Swaptions & foreign exchange options expired prior to exercise	—

Swaptions & foreign exchange options outstanding at February 28, 2014	$1,315,711

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

Currency swap agreements5

Counterparty	Pay contracts		Receive contracts		Termination date	Pay rate[14]	Receive rate[14]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
CITI	AUD	22,328,244	USD	19,760,496	12/24/14	3 month BBSW	3 month USD LIBOR	$—	$(315,524)	$(315,524)
BB	INR	249,400,000	USD	4,000,000	12/05/16	7.500%	6 month USD LIBOR	—	(108,678)	(108,678)
BB	USD	19,775,009	AUD	22,328,244	12/24/22	3 month USD LIBOR	3 month BBSW	—	415,171	415,171

								$—	$(9,031)	$(9,031)

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[14]	Payments received by the Fund[14]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
CITI	KRW	4,800,000,000	08/26/16	3.410%	3 month CD KSDA	$—	$(66,052)	$(66,052)
CITI	USD	42,400,000	11/24/18	1 month LIBOR (USD BBA)	3 month LIBOR (USD BBA)	—	135,431	135,431
CSI	CAD	32,620,000	02/11/17	3 month BA	3.500%	(293,326)	1,742,847	1,449,521
CSI	CAD	9,200,000	02/11/22	4.145	3 month BA	—	(1,014,887)	(1,014,887)
DB	EUR	8,200,000	05/04/22	2.130	6 month EURIBOR	467,871	(651,322)	(183,451)
DB	EUR	3,650,000	05/04/42	6 month EURIBOR	2.460	—	51,076	51,076
DB	ZAR	7,400,000	05/31/23	3 month JIBAR	7.480	—	(47,047)	(47,047)
GSI	TWD	140,000,000	08/26/16	1.280	3 month TWCPBA	—	(28,505)	(28,505)
JPMCB	CAD	32,620,000	02/11/17	3.500	3 month BA	—	(1,742,847)	(1,742,847)
JPMCB	EUR	8,200,000	05/04/22	6 month EURIBOR	2.130	—	651,322	651,322
JPMCB	EUR	3,650,000	05/04/42	2.460	6 month EURIBOR	—	(51,075)	(51,075)
JPMCB	USD	42,300,000	11/24/18	1 month LIBOR (USD BBA)	3 month LIBOR (USD BBA)	—	125,134	125,134
JPMCB	USD	105,000,000	07/03/42	1 month LIBOR (USD BBA)	3 month LIBOR (USD BBA)	—	333,835	333,835
MLI	CAD	22,140,000	04/09/17	3 month BA	1.978	—	329,142	329,142
MLI	CAD	7,480,000	02/04/21	3.725	3 month BA	194,693	(623,821)	(429,128)
MLI	CAD	7,410,000	02/04/31	3 month BA	3.475	—	143,922	143,922
MLI	CAD	2,620,000	02/04/41	4.208	3 month BA	—	(352,566)	(352,566)
MLI	ZAR	12,000,000	06/04/18	3 month JIBAR	6.400	—	(56,377)	(56,377)
MSCI	CAD	21,160,000	04/08/17	3.600	3 month BA	—	(1,378,460)	(1,378,460)

						$369,238	$(2,500,250)	$(2,131,012)

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

Credit default swaps on corporate and sovereign issues — buy protection15

Counterparty	Referenced obligation[16]	Notional amount		Termination date	Payments made by the Fund[14]	Upfront payments (made)/ received	Value	Unrealized depreciation
CITI	Commerzbank AG Bond, 4.000%, due 09/16/20	EUR	1,600,000	06/20/18	1.000%	$(57,445)	$(9,031)	$(66,476)
JPMCB	Government of Japan Bond, 2.000%, due 03/21/22	USD	4,000,000	12/20/17	1.000	20,131	(106,942)	(86,811)
MLI	XLIT Ltd. Bond, 6.250%, due 05/15/27	USD	3,000,000	09/20/17	1.000	(32,170)	(69,554)	(101,724)
MLI	Nucor Corp. Bond, 5.750%, due 12/01/17	USD	3,025,000	03/20/18	1.000	40,282	(79,256)	(38,974)
MLI	Allstate Corp. Bond, 6.750%, due 05/15/18	USD	3,025,000	03/20/18	1.000	58,482	(92,171)	(33,689)
MSCI	Deutsche Bank AG Bond, 5.125%, due 08/31/17	EUR	1,750,000	06/20/17	1.000	(94,483)	(37,928)	(132,411)

						$(65,203)	$(394,882)	$(460,085)

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

Credit default swap on credit indices — sell protection17

Counterparty	Referenced Index[16]	Notional amount		Termination date	Payments received by the Fund[14]	Upfront payments received	Value	Unrealized appreciation	Credit spread[18]
CSI	CMBX.NA.BBB. Series 6 Index	USD	9,550,000	05/11/63	3.000%	$386,131	$(132,231)	$253,900	3.180%
MLI	CDX.NA.HY. Series 15 Index	USD	4,000,000	12/20/15	5.000	295,000	367,857	662,857	0.496
MSCI	CMBX.NA.A. Series 6 Index	USD	9,500,000	05/11/63	2.000	121,598	(6,241)	115,357	2.003

						$802,729	$229,385	$1,032,114

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

Credit default swaps on corporate and sovereign issues — sell protection17

Counterparty	Referenced obligation[16]	Notional amount		Termination date	Payments received by the Fund[14]	Upfront payments (made)/ received	Value	Unrealized appreciation	Credit spread[18]
BB	Lloyds TSB Bank PLC Bond, 3.375%, due 04/20/15	EUR	1,600,000	06/20/18	1.000%	$62,351	$33,134	$95,485	0.692%
JPMCB	Republic of China Bond, 4.250%, due 10/28/14	USD	4,000,000	12/20/17	1.000	(16,042)	58,630	42,588	0.662
MLI	JPMorgan Chase & Co. Bond, 4.750%, due 03/01/15	USD	3,000,000	09/20/17	1.000	45,158	66,324	111,482	0.429
MLI	Barrick Gold Corp. Bond, 5.800%, due 11/15/34	USD	3,025,000	03/20/18	1.000	59,443	(2,262)	57,181	1.069
MLI	Hartford Financial Services Group, Inc. Bond, 6.000%, due 01/15/19	USD	3,025,000	03/20/18	1.000	33,599	58,278	91,877	0.567
CITI	State of Illinois Bond, 5.000% due 06/01/29	USD	3,000,000	12/20/23	1.000	222,252	(177,586)	44,666	1.909

						$406,761	$36,518	$443,279

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

Total return swap agreement5

Counterparty	Notional amount		Termination date	Payments made by the Fund[14]	Payments received by the Fund		Upfront payments	Value	Unrealized appreciation
JPMCB	GBP	6,710,000	06/25/14	3 month USD LIBOR	—	[19]	$—	$253,850	$253,850

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund[14]	Payments received by the Fund[14]	Value	Unrealized appreciation
EUR	23,450,000	12/27/16	6 month EURIBOR	0.726%	$149,996	$149,996
CAD	9,200,000	02/11/22	3 month BA	2.626	92,181	92,181

					$242,177	$242,177

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

Centrally cleared credit default swap on credit indices — buy protection15

Counterparty	Referenced Index[16]	Notional amount	Termination date	Payments made by the Fund[14]	Value	Unrealized depreciation
CITI	CDX.NA.IG. Series 21 Index	50,000,000	12/20/18	1.000%	$(947,111)	$(301,945)

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

Assets	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Description:
Corporate bonds	$—	$77,645,249	$—	$77,645,249
Asset-backed securities	—	1,187,607	1,308,227	2,495,834
Collateralized debt obligations	—	2,356,722	7,078,628	9,435,350
Commercial mortgage-backed securities	—	12,689,255	—	12,689,255
Mortgage & agency debt securities	—	19,246,602	1,060,965	20,307,567
Municipal bonds	—	5,019,667	—	5,019,667
US government obligations	—	6,557,363	—	6,557,363
Non-US government obligations	—	45,908,008	—	45,908,008
Structured notes	—	4,897,175	—	4,897,175
Supranational bonds	—	2,796,521	—	2,796,521
Common stock	54,255	—	—	54,255
Short-term investments	—	3,116,624	—	3,116,624
Options purchased	219,900	81,663	—	301,563
Forward foreign currency contracts	—	616,173	—	616,173
Futures contracts	4,898	—	—	4,898
Swap agreements	—	5,008,130	—	5,008,130

Total	$279,053	$187,126,759	$9,447,820	$196,853,632

Liabilities	Level 1	Level 2	Level 3	Total
Description:
Forward foreign currency contracts	$—	$(287,364)	$—	$(287,364)
Futures contracts	(77,842)	—	—	(77,842)
Swap agreements	—	(8,097,474)	—	(8,097,474)
Options written	(276,369)	(1,418,314)	—	(1,694,683)

Total	$(354,211)	$(9,803,152)	$—	$(10,157,363)

At February 28, 2014, there were no transfers between Level 1 and Level 2.

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Asset-backed securities	Collateralized debt obligations	Commercial mortgage-backed securities	Mortgage & agency debt securities	Total
Assets
Beginning balance	$782,960	$7,582,124	$1,500,844	$1,150,837	$11,016,765
Purchases	518,228	—	—	—	518,228
Issuances	—	—	—	—	—
Sales	—	—	—	—	—
Accrued discounts (premiums)	—	—	—	(69,017)	(69,017)
Total realized gain	—	—	—	—	—
Change in net unrealized appreciation/depreciation	7,039	(258,752)	10,721	(20,855)	(261,847)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(244,744)	(1,511,565)	—	(1,756,309)
Ending balance	$1,308,227	$7,078,628	$—	$1,060,965	$9,447,820

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at February 28, 2014 was $(272,483).

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of these securities amounted to $41,955,926 or 21.89% of net assets.

[2]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At February 28, 2014, the value of these securities amounted to $35,100,336 or 18.31% of net assets.

[3]	Variable or floating rate security — The interest rate shown is the current rate as of February 28, 2014 and changes periodically.
[4]	Perpetual bond security. The maturity date reflects the next call date.
[5]	Illiquid investment as of February 28, 2014.
[6]

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[7]	All or a portion of this security has been designated as collateral for open swap agreements.
[8]	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[9]

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

[10]	Rate shown reflects annualized yield at February 28, 2014 on zero coupon bond.
[11]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of February 28, 2014. Maturity date disclosed is the ultimate maturity date.

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2014 (unaudited)

[12]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 11/30/13	Purchases during the three months ended 02/28/14	Sales during the three months ended 02/28/14	Value 02/28/14	Net income earned from affiliate for the three months ended 02/28/14
UBS Cash
Management
Prime
Relationship Fund	$1,047,245	$19,376,125	$17,306,746	$3,116,624	$447

[13]

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. An evaluation investments system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also maybe valued based on appraisals derived from information concerning the investments or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Fund. If a market value is not available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Certain investments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these investments as of 4:00 p.m. Eastern Time. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value.

[14]	Payments made or received are based on the notional amount.
[15]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

[16]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[17]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[18]

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

[19]	Payment is based on the performance of the underlying iBoxx GBP Corporates Total Return Index.

Portfolio acronyms
BA	Canadian Bankers’ Acceptance Rate
BBA	British Banking Association
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
CD KSDA	Korean Securities Dealer Association 91-day Certificate of Deposit Rate
CLO	Collateralized Loan Obligations
EURIBOR	Euro Interbank Offered Rate
GDP	Gross Domestic Product
GS	Goldman Sachs
IO	Interest only — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
REMIC	Real Estate Mortgage Investment Conduit
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.
TWCPBA	Taiwan Secondary Market Bills Rate

Counterparty abbreviations
BB	Barclays Bank PLC
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSCI	Morgan Stanley & Co. International PLC
RBS	Royal Bank of Scotland PLC

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

The Fund’s Board of Directors (the “Board”) has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of security valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated November 30, 2013.

Item 2.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 29, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: April 29, 2014